Operating Segments - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operational Segment [Line Items]
Net revenue		$ 77,182,547	$ 72,918,123	$ 72,613,910
Adjusted EBITDA	[1]	7,191,871	3,457,885	6,722,005
Brazil [Member]
Schedule of Operational Segment [Line Items]
Net revenue		12,590,503		11,414,350
Adjusted EBITDA	[1]	964,993		468,933
Seara [Member]
Schedule of Operational Segment [Line Items]
Net revenue		8,774,541	8,272,546	8,324,233
Adjusted EBITDA	[1]	1,538,634	364,494	896,744
Beef North America [Member]
Schedule of Operational Segment [Line Items]
Net revenue		24,285,826	23,303,052	22,069,092
Adjusted EBITDA	[1]	247,278	114,236	2,081,676
Pork USA [Member]
Schedule of Operational Segment [Line Items]
Net revenue		8,115,549	7,713,828	8,153,051
Adjusted EBITDA	[1]	1,071,208	526,949	756,284
Pilgrim’s Pride [Member]
Schedule of Operational Segment [Line Items]
Net revenue		17,863,075	17,347,956	17,455,092
Adjusted EBITDA	[1]	2,703,375	1,536,039	2,084,557
Australia [Member]
Schedule of Operational Segment [Line Items]
Net revenue		6,648,051	6,209,012	6,323,297
Adjusted EBITDA	[1]	664,256	454,707	443,880
Others [Member]
Schedule of Operational Segment [Line Items]
Net revenue		526,323	893,459	842,036
Adjusted EBITDA	[1]	3,452	(5,207)	(7,887)
Total reportable segments [Member]
Schedule of Operational Segment [Line Items]
Net revenue		78,803,868	74,881,024	74,581,151
Adjusted EBITDA	[1]	7,193,196	3,460,468	6,724,187
Elimination [Member]
Schedule of Operational Segment [Line Items]
Net revenue	[2]	(1,621,321)	(1,962,901)	(1,967,241)
Adjusted EBITDA	[1],[2]	$ (1,325)	(2,583)	$ (2,182)
Brazil [Member]
Schedule of Operational Segment [Line Items]
Net revenue			11,141,171
Adjusted EBITDA	[1]		$ 469,250

[1]	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
[2]	Includes intercompany and intersegment transactions.